Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 699,087	$ 354,443
Amount at end of year	1,069,011	699,087	$ 354,443
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,238,391	1,062,055	868,411
Increases	172,844	83,648	53,096
Translation effect	1,322,423	1,098,627	154,172
Adjustment for inflation	24,975	36,802
Decreases and reclassifications	(22,320)	(42,741)	(13,624)
Amount at end of year	3,736,313	2,238,391	1,062,055
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,498,288	679,425	522,732
Increases	163,329	98,869	63,467
Translation effect	907,519	727,292	97,034
Adjustment for inflation	12,988	20,536
Decreases and reclassifications	(2,761)	(27,834)	(3,808)
Amount at end of year	2,579,363	1,498,288	679,425
Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	740,103	382,630	345,679
Amount at end of year	1,156,950	740,103	382,630
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	48,047	21,394	18,429
Increases	46	425	49
Translation effect	24,838	20,845	3,028
Adjustment for inflation	3,382	5,096
Decreases and reclassifications	880	287	(112)
Amount at end of year	77,193	48,047	21,394
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	22,114	9,250	7,497
Increases	1,260	758	437
Translation effect	11,444	9,356	1,303
Adjustment for inflation	1,726	2,785
Decreases and reclassifications	9	(35)	13
Amount at end of year	36,553	22,114	9,250
Land and buildings [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	25,933	12,144	10,932
Amount at end of year	40,640	25,933	12,144
Mining Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,604,868	775,353	625,628
Increases	1,980	(10,216)	(4,370)
Translation effect	967,212	808,772	113,481
Adjustment for inflation		152
Decreases and reclassifications	114,493	30,807	40,614
Amount at end of year	2,688,553	1,604,868	775,353
Mining Property, Wells and Related Equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,231,930	566,334	432,002
Increases	137,017	82,939	54,980
Translation effect	758,928	609,973	81,108
Adjustment for inflation		141
Decreases and reclassifications	(2,287)	(27,457)	(1,756)
Amount at end of year	2,125,588	1,231,930	566,334
Mining Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	372,938	209,019	193,626
Amount at end of year	562,965	372,938	209,019
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	280,451	134,675	112,560
Increases	4,676	370	103
Translation effect	171,788	138,924	19,728
Decreases and reclassifications	15,715	6,482	2,284
Amount at end of year	472,630	280,451	134,675
Refinery equipment and petrochemical plants [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	152,295	69,160	54,735
Increases	16,092	9,517	5,395
Translation effect	93,611	73,643	9,983
Decreases and reclassifications	(33)	(25)	(953)
Amount at end of year	261,965	152,295	69,160
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	128,156	65,515	57,825
Amount at end of year	210,665	128,156	65,515
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	16,162	7,614	5,551
Increases	83	38	66
Translation effect	8,723	7,400	1,032
Adjustment for inflation	716	797
Decreases and reclassifications	1,358	313	965
Amount at end of year	27,042	16,162	7,614
Transportation equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	10,579	4,512	3,285
Increases	1,345	960	602
Translation effect	5,917	4,639	609
Adjustment for inflation	486	565
Decreases and reclassifications	(376)	(97)	16
Amount at end of year	17,951	10,579	4,512
Transportation equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,583	3,102	2,266
Amount at end of year	9,091	5,583	3,102
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	34,990	15,993	14,239
Increases	43,089	19,885	7,394
Translation effect	21,044	15,332	2,101
Adjustment for inflation	920	1,107
Decreases and reclassifications	(37,620)	(17,327)	(7,741)
Amount at end of year	62,423	34,990	15,993
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	34,990	15,993	14,239
Amount at end of year	62,423	34,990	15,993
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	124,381	59,529	52,673
Increases	114,878	67,264	47,453
Translation effect	70,818	61,084	8,568
Adjustment for inflation	1,326	792
Decreases and reclassifications	(116,818)	(64,288)	(49,165)
Amount at end of year	194,585	124,381	59,529
Drilling and work in progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	124,381	59,529	52,673
Amount at end of year	194,585	124,381	59,529
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	7,972	2,871	1,978
Increases	6,532	5,438	2,207
Translation effect	5,014	3,851	373
Decreases and reclassifications	(8,132)	(4,188)	(1,687)
Amount at end of year	11,386	7,972	2,871
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	7,972	2,871	1,978
Amount at end of year	11,386	7,972	2,871
Furniture, fixtures and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	24,717	10,454	8,089
Increases	106	59	20
Translation effect	14,289	10,935	1,466
Adjustment for inflation	828	1,371
Decreases and reclassifications	1,077	1,898	879
Amount at end of year	41,017	24,717	10,454
Furniture, fixtures and installations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	20,707	8,686	6,401
Increases	2,536	1,561	717
Translation effect	11,935	9,158	1,196
Adjustment for inflation	773	1,309
Decreases and reclassifications	(834)	(7)	372
Amount at end of year	35,117	20,707	8,686
Furniture, fixtures and installations [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	4,010	1,768	1,688
Amount at end of year	5,900	4,010	1,768
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	40,998	18,788	14,346
Translation effect	25,116	20,016	2,744
Decreases and reclassifications	4,021	2,194	1,698
Amount at end of year	70,135	40,998	18,788
Selling equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	25,697	11,656	9,119
Increases	2,765	1,680	854
Translation effect	15,822	12,396	1,684
Decreases and reclassifications	(13)	(35)	(1)
Amount at end of year	44,271	25,697	11,656
Selling equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	15,301	7,132	5,227
Amount at end of year	25,864	15,301	7,132
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	24,168	3,406	3,191
Increases	865
Adjustment for inflation	13,010	20,519
Decreases and reclassifications	6,600	243	215
Amount at end of year	44,643	24,168	3,406
Infrastructure for Natural Gas Distribution [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	12,508	1,381	1,301
Increases	989	677	80
Adjustment for inflation	6,733	10,584
Decreases and reclassifications	3,647	(134)
Amount at end of year	23,877	12,508	1,381
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	11,660	2,025	1,890
Amount at end of year	20,766	11,660	2,025
Electric Power Generation Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year			1,762
Decreases and reclassifications			(1,762)
Electric Power Generation Facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year			1,394
Increases			87
Decreases and reclassifications			(1,481)
Electric Power Generation Facilities [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year			368
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	31,637	11,978	9,965
Increases	589	385	174
Translation effect	13,581	11,468	1,651
Adjustment for inflation	4,793	6,968
Decreases and reclassifications	(3,894)	838	188
Amount at end of year	46,706	31,637	11,978
Other Property [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	22,458	8,446	6,998
Increases	1,325	777	315
Translation effect	9,862	8,127	1,151
Adjustment for inflation	3,270	5,152
Decreases and reclassifications	(2,874)	(44)	(18)
Amount at end of year	34,041	22,458	8,446
Other Property [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	9,179	3,532	2,967
Amount at end of year	$ 12,665	$ 9,179	$ 3,532